Shareholders’ Equity (Deficit) - Narrative (Details)			10 Months Ended
	Oct. 06, 2022 shares	Apr. 05, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2022 vote $ / shares shares	Apr. 28, 2021 $ / shares	Mar. 09, 2021 shares
Class of Stock [Line Items]
Common Shares, shares outstanding (in shares)		52,701,111
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
ML parties other than BVF shareholders
Class of Stock [Line Items]
MoonLake AG common shares (in shares)		468,968		407,968
Common Shares
Class of Stock [Line Items]
Common Shares, shares issued (in shares)			12,161,331	0
Common Shares, shares outstanding (in shares)			12,161,331			33,638,698
Common shares, shares authorized (in shares)			13,119,092	0
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	(61,000)		19,207,697
Class A Ordinary Shares
Class of Stock [Line Items]
Common Shares, shares issued (in shares)				38,977,600
Common Shares, shares outstanding (in shares)				38,977,600
Common shares, shares authorized (in shares)				500,000,000
Common shares, par value (USD per share) | $ / shares				$ 0.0001	$ 0.0001
Class A Ordinary Shares | Common Shares
Class of Stock [Line Items]
Common Shares, shares issued (in shares)				38,977,600
Common Shares, shares outstanding (in shares)				38,977,600
Common shares, shares authorized (in shares)				500,000,000
Common shares, par value (USD per share) | $ / shares				$ 0.0001
Common Shares, votes per share | vote				1
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961
Class C Ordinary Shares
Class of Stock [Line Items]
Common Shares, shares issued (in shares)				13,723,511
Common Shares, shares outstanding (in shares)				13,723,511
Common shares, shares authorized (in shares)				100,000,000
Common shares, par value (USD per share) | $ / shares				$ 0.0001
Class C Ordinary Shares | Common Shares
Class of Stock [Line Items]
Common Shares, shares issued (in shares)				13,723,511
Common Shares, shares outstanding (in shares)				13,723,511
Common shares, shares authorized (in shares)				100,000,000
Common shares, par value (USD per share) | $ / shares				$ 0.0001
Common Shares, votes per share | vote				1
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961	15,775,472